UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Exchange Fund

September 30, 2008

1.807724.104

EXC-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Hotels, Restaurants & Leisure - 6.5%
McDonald's Corp.	199,473	$ 12,307,484
Household Durables - 0.5%
The Stanley Works	23,948	999,590
Media - 1.8%
The Walt Disney Co.	103,073	3,163,310
Viacom, Inc. Class B (non-vtg.) (a)	9,520	236,477
		3,399,787
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc. (a)	177,507	4,444,775
TOTAL CONSUMER DISCRETIONARY		21,151,636
CONSUMER STAPLES - 13.2%
Beverages - 2.0%
The Coca-Cola Co.	72,998	3,860,134
Household Products - 8.6%
Colgate-Palmolive Co.	15,061	1,134,846
Procter & Gamble Co.	217,287	15,142,733
		16,277,579
Tobacco - 2.6%
Altria Group, Inc.	72,270	1,433,837
Philip Morris International, Inc.	72,270	3,476,187
		4,910,024
TOTAL CONSUMER STAPLES		25,047,737
ENERGY - 14.9%
Energy Equipment & Services - 4.1%
Schlumberger Ltd. (NY Shares)	91,096	7,113,687
Transocean, Inc. (a)	6,855	752,953
		7,866,640
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	83,712	6,904,566
Exxon Mobil Corp.	174,977	13,588,714
		20,493,280
TOTAL ENERGY		28,359,920
Common Stocks - continued
	Shares	Value
FINANCIALS - 10.3%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	39,100	$ 1,493,620
Consumer Finance - 3.4%
American Express Co.	179,703	6,366,877
Diversified Financial Services - 2.1%
Citigroup, Inc.	107,405	2,202,877
JPMorgan Chase & Co.	39,181	1,829,753
		4,032,630
Insurance - 4.0%
Berkshire Hathaway, Inc. Class B (a)	1,725	7,581,375
TOTAL FINANCIALS		19,474,502
HEALTH CARE - 14.4%
Health Care Equipment & Supplies - 3.6%
Becton, Dickinson & Co.	84,290	6,765,115
Pharmaceuticals - 10.8%
Bristol-Myers Squibb Co.	42,584	887,876
Eli Lilly & Co.	20,731	912,786
Johnson & Johnson	141,569	9,807,900
Merck & Co., Inc.	59,161	1,867,121
Pfizer, Inc.	45,028	830,316
Schering-Plough Corp.	132,858	2,453,887
Wyeth	102,174	3,774,308
		20,534,194
TOTAL HEALTH CARE		27,299,309
INDUSTRIALS - 13.2%
Aerospace & Defense - 3.6%
Raytheon Co.	35,600	1,904,956
United Technologies Corp.	80,328	4,824,500
		6,729,456
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	33,125	1,043,106
Industrial Conglomerates - 6.1%
3M Co.	38,320	2,617,639
General Electric Co.	354,096	9,029,448
		11,647,087
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.6%
SPX Corp.	40,291	$ 3,102,407
Road & Rail - 1.3%
Union Pacific Corp.	35,120	2,499,139
TOTAL INDUSTRIALS		25,021,195
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.6%
Motorola, Inc.	151,108	1,078,911
Computers & Peripherals - 9.5%
Hewlett-Packard Co.	304,992	14,102,830
International Business Machines Corp.	33,898	3,964,710
		18,067,540
Electronic Equipment & Components - 0.9%
Agilent Technologies, Inc. (a)	61,373	1,820,323
Software - 1.3%
Microsoft Corp.	90,290	2,409,840
TOTAL INFORMATION TECHNOLOGY		23,376,614
MATERIALS - 3.3%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	73,377	5,025,591
Cabot Corp.	37,691	1,197,820
		6,223,411
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	110,210	672,281
TOTAL COMMON STOCKS (Cost $19,063,437)		176,626,605
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b) (Cost $12,837,130)	12,837,130	$ 12,837,130
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $31,900,567)		189,463,735
NET OTHER ASSETS - 0.1%		260,130
NET ASSETS - 100%		$ 189,723,865
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 245,345
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 189,463,735	$ 189,463,735	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $31,900,567. Net unrealized appreciation aggregated $157,563,168, of which $162,491,045 related to appreciated investment securities and $4,927,877 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008